Note 8 - Disclosure of Financial Instruments and Risk Management (Details Textual) $ / shares in Units, € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($) $ / shares	Dec. 08, 2022 EUR (€)	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Special Community Campaign Fund Raising Goal						€ 105,000
Trade and other receivables denominated in foreign currency	€ 0
Total equity	(43,513)	€ 83,439	[1]	€ (5,026)			€ (18,568)
Interest rate risk [member]
Statement Line Items [Line Items]
Interest expense	€ 287	€ 156		€ 49
Currency risk [member]
Statement Line Items [Line Items]
Foreign exchange rate, hypothetical appreciation (depreciation)	10.00%
Convertible debentures [member]
Statement Line Items [Line Items]
Notional amount	€ 29,485				$ 31.1
Borrowings, interest rate	4.00%				4.00%
Simulated Share Price (in dollars per share) | $ / shares					$ 0.15
Recovery rate	0.00%				0.00%
Convertible debentures [member] | Interest rate in case of default [member]
Statement Line Items [Line Items]
Borrowings, interest rate	12.00%				12.00%
Convertible debentures [member] | Interest rate on accrued interest [member]
Statement Line Items [Line Items]
Borrowings, interest rate	12.00%				12.00%
Convertible debentures [member] | Payment premium [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.00%				6.00%

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.